Post-employment Benefits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Average age of inactive participants	68 years 3 months 29 days
Healthcare Plans [Member]
Disclosure of defined benefit plans [line items]
Average age of inactive participants	68 years 3 days
Plan III [Member]
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer	R$ 64,825	R$ 70,203